Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Basis of Presentation
Basis of Presentation

(1)Basis of Presentation

During November 2022, the board of directors of Liberty Media Corporation (“Liberty” or “Parent”) authorized Liberty management to pursue a plan to redeem each outstanding share of its Liberty Braves common stock in exchange for one share of the corresponding series of common stock of a newly formed entity, Atlanta Braves Holdings, Inc. (the “Split-Off”). Atlanta Braves Holdings, Inc. (“Atlanta Braves Holdings”) is comprised of the businesses, assets and liabilities attributed to the Liberty Braves Group (“Braves Group”), which, as of June 30, 2023, included Liberty’s wholly-owned subsidiary Braves Holdings, LLC (“Braves Holdings”), corporate cash and intergroup interests in the Braves Group held by the Liberty Formula One Group (the “Formula One Group”) and the Liberty SiriusXM Group.

The Split-Off was completed on July 18, 2023 and was intended to be tax-free to holders of Liberty Braves common stock. The intergroup interests in the Braves Group remaining immediately prior to the Split-Off were settled and extinguished in connection with the Split-Off through the attribution, to the respective tracking stock group, of Atlanta Braves Holdings Series C common stock on a one-for-one basis equal to the number of notional shares representing the intergroup interest.

The intergroup interests represented quasi-equity interests which were not represented by outstanding shares of common stock; rather, the Formula One Group and Liberty SiriusXM Group had attributed interests in the Braves Group, which were generally stated in terms of a number of shares of Liberty Braves common stock. Historically, Liberty assumed that the notional shares (if and when issued) related to the Formula One Group interest in the Braves Group would be comprised of Series C Liberty Braves common stock and that the notional shares (if and when issued) related to the Liberty SiriusXM Group interest in the Braves Group would be comprised of Series A Liberty Braves common stock. Therefore, the market prices of Series C Liberty Braves and Series A Liberty Braves common stock were used for the mark-to-market adjustment for the intergroup interests held by the Formula One Group and the Liberty SiriusXM Group, respectively, through the condensed combined statements of operations. During the second quarter of 2023, Liberty determined that, in connection with the Split-Off, shares of Atlanta Braves Holdings Series C common stock would be used to settle and extinguish the intergroup interest in the Braves Group attributed to the Liberty SiriusXM Group. Accordingly, as of June 30, 2023, the market price of Series C Liberty Braves common stock was used for the mark-to market adjustment for the intergroup interest held by the Liberty SiriusXM Group. As of June 30, 2023, 6,792,903 notional shares represented an 11.0% intergroup interest in the Braves Group held by the Formula One Group and 1,811,066 notional shares represented a 2.9% intergroup interest in the Braves Group held by the Liberty SiriusXM Group.

The accompanying condensed combined financial statements represent a combination of the historical financial information of the Braves Group. These financial statements refer to the combination of Braves Holdings, the aforementioned intergroup interests in the Braves Group and cash as "Atlanta Braves Holdings," "the Company," "us," "we" and "our" in the notes to the condensed combined financial statements. The Split-Off will be accounted for at historical cost due to the pro rata nature of the distribution to holders of Liberty Braves common stock. All significant intercompany accounts and transactions have been eliminated in the condensed combined financial statements.

The accompanying (a) condensed combined balance sheet as of December 31, 2022, which has been derived from audited combined financial statements, and (b) the interim unaudited condensed combined financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("GAAP") for interim financial information and Article 10 of Regulation S-X as promulgated by the Securities and Exchange Commission. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of the results for such periods have been included. The results of operations for any interim period are not necessarily indicative of results for the full year. Additionally, certain prior period amounts have been reclassified for comparability with current period presentation. These condensed combined financial statements should be read in conjunction with the combined financial statements and notes thereto for the year ended December 31, 2022 as presented in Amendment No. 5 to the Registration Statement on Form S-4 (File No. 333-268922) filed on June 8, 2023.

The preparation of condensed combined financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed combined financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Company considers (i) fair value measurements of non-financial instruments and (ii) accounting for income taxes to be its most significant estimates.

Description of Business

Braves Holdings indirectly owns the Atlanta Braves Major League Baseball Club (“ANLBC,” the “Atlanta Braves,” the “Braves,” the “club,” or the “team”). In addition, Braves Holdings indirectly owned and operated three Professional Development League clubs (the Gwinnett Stripers, Mississippi Braves and Rome Braves) until they were sold in January 2022. ANLBC’s ballpark (“Truist Park” or the “Stadium”), is located in Cobb County, a suburb of Atlanta, and is leased from Cobb County, Cobb-Marietta Coliseum and Exhibit Hall Authority. Braves Holdings, through affiliated entities and third party development partners, has developed a significant portion of the land around Truist Park for a mixed-use development that features retail, office, hotel and entertainment opportunities (the “Mixed-Use Development”).

The Braves and 29 other Major League baseball clubs are collectively referred to as the Clubs. The Office of the Commissioner of Baseball (the “BOC”) is an unincorporated association also doing business as Major League Baseball (“MLB”) and has as its members the Clubs. The Clubs are bound by the terms and provisions of the Major League Constitution and all rules and regulations promulgated thereunder as well as a series of other agreements and arrangements that govern the operation and management of a Club, which among other things, require each Club to comply with limitations on the amount of debt a Club can incur, revenue sharing arrangements with the other Clubs, commercial arrangements with regard to the national broadcasting of its games and other programming and commercial arrangements relating to the use of its intellectual property.

In January 2022, Braves Holdings sold the three Professional Development League clubs to a third party and recognized a gain of approximately $20.2 million, which was allocated entirely to the baseball reportable segment. Each of the three clubs will remain affiliated with Braves Holdings via player development license agreements with MLB Professional Development Leagues, LLC. Additionally, Braves Holdings granted an exclusive, royalty free, sub-licensable, and irrevocable license to use various tradenames and logos. The license fee is included within the total purchase price of approximately $49.4 million.

Split-Off of Atlanta Braves Holdings from Liberty

A portion of Liberty’s general and administrative expenses, including legal, tax, accounting, treasury and investor relations support was allocated to the Braves Group each reporting period based on an estimate of time spent. The Braves Group paid $2.6 million and $1.4 million during the three months ended June 30, 2023 and 2022, respectively, and $4.5 million and $2.5 million during the six months ended June 30, 2023 and 2022, respectively, for such expenses.

Following the Split-Off, Liberty and Atlanta Braves Holdings operate as separate, publicly traded companies and Liberty owns 1,811,066 shares of Atlanta Braves Holdings Series C common stock. Within one year following the Split-Off, Liberty intends to either exchange the shares of Atlanta Braves Holdings Series C common stock with one or more third party lenders to satisfy certain of Liberty’s debt obligations or dispose of such shares in one or more public or private sale transactions. Following the exchange or disposal of such shares, neither Liberty or Atlanta Braves Holdings is expected to have any continuing stock ownership, beneficial or otherwise, in the other.

In connection with the Split-Off, Liberty and Atlanta Braves Holdings entered into certain agreements in order to govern certain of the ongoing relationships between the two companies after the Split-Off and to provide for an orderly transition. These agreements include a reorganization agreement, a services agreement, aircraft time sharing agreements, a facilities sharing agreement, a tax sharing agreement and a registration rights agreement.

The reorganization agreement provides for, among other things, the principal corporate transactions (including the internal restructuring) required to effect the Split-Off, certain conditions to the Split-Off and provisions governing the relationship between Atlanta Braves Holdings and Liberty with respect to and resulting from the Split-Off. The tax sharing agreement provides for the allocation and indemnification of tax liabilities and benefits between Liberty and Atlanta Braves Holdings and other agreements related to tax matters. Pursuant to the services agreement, Liberty provides Atlanta Braves Holdings with general and administrative services including legal, tax, accounting, treasury and investor relations support. Atlanta Braves Holdings will reimburse Liberty for direct, out-of-pocket expenses and will pay a services fee to Liberty under the services agreement that is subject to adjustment quarterly, as necessary. Under the facilities sharing agreement, Atlanta Braves Holdings shares office space with Liberty and related amenities at Liberty’s corporate headquarters. The aircraft time sharing agreements provide for Liberty to lease certain aircraft that it or its subsidiaries own to Atlanta Braves Holdings for use on a periodic, non-exclusive time sharing basis. Pursuant to the registration rights agreement with Liberty, upon request of Liberty, Atlanta Braves Holdings will use reasonable best efforts to effect the registration of shares of Atlanta Braves Holdings’ Series C common stock that were issued to Liberty in settlement and extinguishment of the intergroup interest in the Braves Group attributed to the Liberty SiriusXM Group.

Seasonality

Braves Holdings revenue is seasonal, with the majority of revenue recognized during the second and third quarters which aligns with the baseball season.

(1)Basis of Presentation

During November 2022, the board of directors of Liberty Media Corporation (“Liberty Media” or “Parent”) authorized Liberty Media management to pursue a plan to redeem each outstanding share of its Liberty Braves common stock in exchange for one share of the corresponding series of common stock of a newly formed entity, Atlanta Braves Holdings, Inc. (the “Split-Off”). Atlanta Braves Holdings, Inc. (“Atlanta Braves Holdings”) will be comprised of the businesses, assets and liabilities attributed to the Liberty Braves Group (“Braves Group”), which, as of December 31, 2022, include Liberty Media’s wholly-owned subsidiary Braves Holdings, LLC (“Braves Holdings”), corporate cash and intergroup interests in the Braves Group held by the Liberty Formula One Group (the “Formula One Group”) and the Liberty SiriusXM Group.

The intergroup interests represent quasi-equity interests which are not represented by outstanding shares of common stock; rather, the Formula One Group and Liberty SiriusXM Group have attributed interests in the Braves Group, which are generally stated in terms of a number of shares of Liberty Braves common stock. Liberty Media has assumed that the notional shares (if and when issued) related to the Formula One Group interest in the Braves Group would be comprised of Series C Liberty Braves common stock and the notional shares (if and when issued) related to the Liberty SiriusXM Group interest in the Braves Group would be comprised of Series A Liberty Braves common stock. Therefore, the market prices of Series C Liberty Braves and Series A Liberty Braves common stock are used for the mark-to-market adjustment for the intergroup interests held by Formula One Group and Liberty SiriusXM Group, respectively, through the combined statements of operations. In September 2022, the Braves Group paid the Liberty SiriusXM Group approximately $13.8 million of cash, resulting in a partial settlement of the intergroup interest in the Braves Group held by the Liberty SiriusXM Group. As of December 31, 2022, 6,792,903 notional shares represent an 11.0% intergroup interest in the Braves Group held by the Formula One Group and 1,811,066 notional shares represent a 2.9% intergroup interest in the Braves Group held by the Liberty SiriusXM Group. The intergroup interests remaining immediately prior to the Split-Off are expected to be settled in connection with the Split-Off through the transfer of Atlanta Braves Holdings’ securities to the respective tracking stock group.

The Split-Off is intended to be tax-free to holders of Liberty Braves common stock and the completion of the Split-Off will be subject to various conditions, including the receipt of an opinion of tax counsel.

The accompanying combined financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("GAAP") and represent a combination of the historical financial information of the Braves Group. These combined financial statements refer to the combination of Braves Holdings, the aforementioned intergroup interests in the Braves Group and cash as "Atlanta Braves Holdings," "the Company," "us," "we" and "our" in the notes to the combined financial statements. The Split-Off will be accounted for at historical cost due to the pro rata nature of the distribution to holders of Liberty Braves common stock. All significant intercompany accounts and transactions have been eliminated in the combined financial statements.

Description of Business

Braves Holdings indirectly owns the Atlanta Braves Major League Baseball Club (“ANLBC,” the “Atlanta Braves,” the “Braves,” the “club,” or the “team”). In addition, Braves Holdings indirectly owned and operated three Professional Development League clubs (the Gwinnett Stripers, Mississippi Braves and Rome Braves) until they were sold in January 2022. ANLBC’s ballpark (“Truist Park” or the “Stadium”), is located in Cobb County, a suburb of Atlanta, and is leased from Cobb County, Cobb-Marietta Coliseum and Exhibit Hall Authority. Braves Holdings, through affiliated entities and third party development partners, has developed a significant portion of the land around Truist Park for a mixed-use development that features retail, office, hotel and entertainment opportunities (the “Mixed-Use Development”).

The Braves and 29 other Major League baseball clubs are collectively referred to as the Clubs. The Office of the Commissioner of Baseball (the “BOC”) is an unincorporated association also doing business as Major League Baseball (“MLB”) and has as its members the Clubs. The Clubs are bound by the terms and provisions of the Major League Constitution and all rules and regulations promulgated thereunder as well as a series of other agreements and arrangements that govern the operation and management of a Club, which among other things, require each Club to comply with limitations on the amount of debt a Club can incur, revenue sharing arrangements with the other Clubs, commercial arrangements with regard to the national broadcasting of its games and other programming and commercial arrangements relating to the use of its intellectual property.

Split-Off of Atlanta Braves Holdings from Liberty Media

A portion of Liberty Media’s general and administrative expenses, including legal, tax, accounting, treasury and investor relations support is allocated to the Braves Group each reporting period based on an estimate of time spent. The Braves Group paid $9.0 million and $5.2 million during the years ended December 31, 2022 and 2021, respectively, for such expenses.

Following the Split-Off and the completion of certain other related transactions, Liberty Media and Atlanta Braves Holdings will operate as separate, publicly traded companies, and neither is expected to have any continuing stock ownership, beneficial or otherwise, in the other. In connection with the Split-Off, Liberty Media and Atlanta Braves Holdings will enter into certain agreements in order to govern certain of the ongoing relationships between the two companies after the Split-Off and to provide for an orderly transition. These agreements include a reorganization agreement, a services agreement, aircraft time sharing agreements, a facilities sharing agreement, a tax sharing agreement and a registration rights agreement.

The reorganization agreement will provide for, among other things, the principal corporate transactions (including the internal restructuring) required to effect the Split-Off, certain conditions to the Split-Off and provisions governing the relationship between Atlanta Braves Holdings and Liberty Media with respect to and resulting from the Split-Off. The tax sharing agreement will provide for the allocation and indemnification of tax liabilities and benefits between Liberty Media and Atlanta Braves Holdings and other agreements related to tax matters. Pursuant to the services agreement, Liberty Media will provide Atlanta Braves Holdings with general and administrative services including legal, tax, accounting, treasury and investor relations support. Atlanta Braves Holdings will reimburse Liberty Media for direct, out-of-pocket expenses, and will pay a services fee to Liberty Media under the services agreement that is subject to quarterly adjustments, as necessary. Under the facilities sharing agreement, Atlanta Braves Holdings will share office space with Liberty Media and related amenities at Liberty Media’s corporate headquarters. The aircraft time sharing agreements will provide for Liberty Media to lease certain aircraft that it or its subsidiaries own to Atlanta Braves Holdings for use on a periodic, non-exclusive time sharing basis. Pursuant to the registration rights agreement with Liberty Media, upon request of Liberty Media, Atlanta Braves Holdings will use reasonable best efforts to effect the registration of shares of Atlanta Braves Holdings’ Series A common stock that may be issued to Liberty Media in settlement and extinguishment of the intergroup interest in the Braves Group attributed to the Liberty SiriusXM Group.